CURRENT ASSETS (Narrative) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Provision for retrun sum	₪ 2,273	₪ 1,841
Average credit period on sales of goods	88 days	86 days
Total trade receivables balance	₪ 98,017	₪ 85,943
Revenue	₪ 338,245	311,978	₪ 294,202
Percentage of debt group exceeds trade receivables balance	10.00%
Net of impairment provision for inventory	₪ 1,681	1,834
Customer [Member]
Disclosure of financial assets [line items]
Total trade receivables balance	₪ 10,271
Revenue		₪ 7,932